Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Changes in other provisions [abstract]
Allowance account for cash and cash equivalents	$ 11			$ 11
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	0
Adjustment on adoption of IFRS 9				115
Charged to costs and expenses	(26)
Exchange adjustments	0
Deductions	0
Valuation allowances and reserves, end of period	89	$ 0
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	335
Adjustment on adoption of IFRS 9				0
Charged to costs and expenses	56
Exchange adjustments	(12)
Deductions	(52)
Valuation allowances and reserves, end of period	327	335
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	335	392	$ 447
Adjustment on adoption of IFRS 9				115
Charged to costs and expenses	30	68	120
Exchange adjustments	(12)	13	(7)
Deductions	(52)	(138)	(168)
Valuation allowances and reserves, end of period	416	335	392
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	314	335	435
Adjustment on adoption of IFRS 9				(85)
Charged to costs and expenses	10	47	55
Exchange adjustments	(1)	3	(2)
Deductions	(3)	(71)	(153)
Valuation allowances and reserves, end of period	235	$ 314	$ 335
Fixed asset investments
Changes in other provisions [abstract]
Allowance account for credit losses relating to loans	$ 44			$ 43